Significant accounting policies (Tables)	6 Months Ended
Jul. 31, 2025
Accounting Policies [Abstract]
Schedule of ordinary shares subject to redemption

	Shares	Amount
Gross proceeds from IPO	8,625,000	$86,250,000
Less:
Proceeds allocated to Public Rights		(1,380,000)
Reversal of proceeds allocated to over-allotment option		104,039
Ordinary shares issuance costs		(2,592,985)
Plus:
Remeasurement of carrying value to redemption value		4,504,618
Ordinary shares subject to possible redemption – July 31, 2025	8,625,000	$86,885,672

Schedule of net income per share

	Three Months Ended July 31, 2025		Six Months Ended July 31, 2025
	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares	Redeemable Ordinary Shares	Non-redeemable Ordinary Shares
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$202,040	$105,370	$147,542	$140,315

Denominator:
Basic and diluted weighted average shares outstanding	6,081,522	3,171,698	3,091,160	2,939,758
Basic and diluted net income per ordinary share	$0.03	$0.03	$0.05	$0.05